Structured entities (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of information about consolidated structured entities [abstract]
Summary of interests in unconsolidated structured entities	The nature and extent of the Group’s interests in structured entities is summarised below:

Summary of interests in unconsolidated structured entities
	Secured financing	Short-term traded interests	Traded derivatives	Other interests	Total
	£m	£m	£m	£m	£m
As at 31 December 2022
Assets
Trading portfolio assets	—	8,632	—	—	8,632
Financial assets at fair value through the income statement	75,166	—	—	2,459	77,625
Derivative financial instruments	—	—	4,555	—	4,555
Financial assets at fair value through other comprehensive income	—	—	—	423	423
Loans and advances at amortised cost	—	—	—	44,292	44,292
Reverse repurchase agreements and other similar secured lending	117	—	—	—	117
Other assets	—	—	—	69	69
Total assets	75,283	8,632	4,555	47,243	135,713
Liabilities					—
Derivative financial instruments	—	—	8,460	—	8,460

As at 31 December 2021
Assets
Trading portfolio assets	—	7,170	—	—	7,170
Financial assets at fair value through the income statement	61,816	—	—	3,490	65,306
Derivative financial instruments	—	—	5,160	—	5,160
Financial assets at fair value through other comprehensive income	—	—	—	91	91
Loans and advances at amortised cost	—	—	—	28,227	28,227
Reverse repurchase agreements and other similar secured lending	104	—	—	—	104
Other assets	—	—	—	17	17
Total assets	61,920	7,170	5,160	31,825	106,075
Liabilities
Derivative financial instruments	—	—	9,543	—	9,543
The Group’s interests in structured entities not held for the purposes of short-term trading activities are set out below, summarised by the nature of the interest and limited to significant categories, based on maximum exposure to loss.

Nature of interest
	Multi-seller conduit programme	Lending	Other	Total	Of which: Barclays owned, not consolidated entities[a]
	£m	£m	£m	£m	£m
As at 31 December 2022
Financial assets at fair value through the income statement	—	59	2,400	2,459	2,284
Financial assets at fair value through other comprehensive income	—	220	203	423	—
Loans and advances at amortised cost	8,681	22,069	13,542	44,292	—
Other assets	32	33	4	69	—
Total on-balance sheet exposures	8,713	22,381	16,149	47,243	2,284
Total off-balance sheet notional amounts	10,552	10,926	—	21,478	—
Maximum exposure to loss	19,265	33,307	16,149	68,721	2,284
Total assets of the entity	66,504	160,002	88,779	315,285	8,690

As at 31 December 2021
Financial assets at fair value through the income statement	—	70	3,420	3,490	3,335
Financial assets at fair value through other comprehensive income	—	53	38	91	—
Loans and advances at amortised cost	5,184	14,538	8,505	28,227	—
Other assets	8	4	5	17	—
Total on-balance sheet exposures	5,192	14,665	11,968	31,825	3,335
Total off-balance sheet notional amounts	11,015	9,426	—	20,441	—
Maximum exposure to loss	16,207	24,091	11,968	52,266	3,335
Total assets of the entity	65,441	166,238	52,873	284,552	11,513
Note
a    Comprises of Barclays owned, not consolidated structured entities per IFRS 10 Consolidated Financial Statements, and Barclays sponsored entities, Refer to Note 34 Principal subsidiaries for more details on consolidation.